Deutsche Investment Management Americas Inc.
                                Two International Place
                                Boston, MA 02110

                                January 3, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


RE:      Scudder Technology Fund (the "Fund") (Reg. Nos. 2-10668, 811-0547)


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund, pursuant to Rule 497(c), upon the effectiveness of Post-Effective Amendment No. 77 to the Trust's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 31, 2002.

         Comments or questions concerning this certificate may be directed to Anne Silver at (617) 295-2566.


                                     Very truly yours,



                                     By: /s/John Millette
                                         ----------------------------------
                                         John Millette
                                         Secretary